LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Opening balance	R$ 6,182,530	R$ 5,893,194
Additions	813,909	982,680
Write-offs	(18,797)	(75,026)
Payments	(1,218,399)	(1,044,119)
Accrual of financial charges	664,651	612,042
Exchange rate variation	(180,112)	(186,241)
Closing balance	6,243,782	6,182,530
Current	753,399	672,174
Non-current	5,490,383	5,510,356
Leased Land | Biological assets [member]
Lease Liabilities
Capitalized interest	R$ 223,055	R$ 178,429